Schwab Funds®

211 Main Street

San Francisco, CA 94105

July 12, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab International Index Fund, a series of Schwab Capital Trust
(File Nos. 033-62470 and 811-07704)

Ladies and Gentlemen:

On behalf of Schwab Capital Trust, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus with respect to the Schwab International Index Fund (the “Fund”), dated February 28, 2012, as amended June 22, 2012, filed pursuant to Rule 497(e) under the Securities Act of 1933, (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (415) 667-0650.

Very truly yours,

/s/ Catherine MacGregor
Catherine MacGregor
Vice President